Property, Plant and Equipment - Forecasted Prices Used in Determining Recoverable Amounts (Details)	Dec. 31, 2019 Basispoints / barrel $ / barrel $ / metric_cubic_foot $ / $
Disclosure of information for cash-generating units [line items]
2020 | $ / $	760,000.00
2021 | $ / $	770,000.00
2022 | $ / $	780,000.00
2023 | $ / $	790,000.00
2024 | $ / $	790,000.00
2025 | $ / $	790,000.00
2026 | $ / $	790,000.00
WTI ($US/bbl)
Disclosure of information for cash-generating units [line items]
2020	61.00
2021	64.00
2022	66.00
2023	68.00
2024	70.00
2025	71.40
2026	72.83
Brent ($US/bbl)
Disclosure of information for cash-generating units [line items]
2020	66.00
2021	68.00
2022	70.00
2023	72.00
2024	74.00
2025	75.48
2026	76.99
Edmonton Light ($CDN/bbl)
Disclosure of information for cash-generating units [line items]
2020 | Basispoints / barrel	72.37
2021 | Basispoints / barrel	76.62
2022 | Basispoints / barrel	78.85
2023 | Basispoints / barrel	80.38
2024 | Basispoints / barrel	82.91
2025 | Basispoints / barrel	84.57
2026 | Basispoints / barrel	86.26
AECO ($CDN/mcf)
Disclosure of information for cash-generating units [line items]
2020 | $ / metric_cubic_foot	2.00
2021 | $ / metric_cubic_foot	2.25
2022 | $ / metric_cubic_foot	2.50
2023 | $ / metric_cubic_foot	2.75
2024 | $ / metric_cubic_foot	2.80
2025 | $ / metric_cubic_foot	2.86
2026 | $ / metric_cubic_foot	2.91